Fair Value Measurement (Unaudited) (Details) - USD ($) $ in Millions		Mar. 31, 2016	Dec. 31, 2015
Derivatives:
Derivative assets		$ 62	$ 14
Derivatives:
Derivative Liability		24	86
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Investment securities (current and long-term):
Investment securities	[1],[2]	26	24
Legally restricted funds (long-term):
Legally restricted funds	[1],[2],[3],[4]	7	7
Derivatives:
Derivative assets	[2],[5]	3	1
Total assets		36	32
Derivatives:
Derivative Liability	[2],[5]	5	7
Long-term debt, including current portion	[6]	0	0
Total liabilities		5	7
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Investment securities (current and long-term):
Investment securities	[1],[2]	0	0
Legally restricted funds (long-term):
Legally restricted funds	[1],[2],[3],[4]	116	112
Derivatives:
Derivative assets	[2],[5]	67	19
Total assets		183	131
Derivatives:
Derivative Liability	[2],[5]	27	85
Long-term debt, including current portion	[6]	16,679	13,987
Total liabilities		16,706	14,072
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Investment securities (current and long-term):
Investment securities	[1],[2]	0	0
Legally restricted funds (long-term):
Legally restricted funds	[1],[2],[3],[4]	0	0
Derivatives:
Derivative assets	[2],[5]	0	0
Total assets		0	0
Derivatives:
Derivative Liability	[2],[5]	0	0
Long-term debt, including current portion	[6]	0	0
Total liabilities		0	0
Fair Value, Measurements, Recurring [Member] | Embedded derivatives in provisional sales/purchases contracts [Member] | Fair Value, Inputs, Level 1 [Member]
Derivatives:
Derivative Liability	[2],[5]	0	0
Fair Value, Measurements, Recurring [Member] | Embedded derivatives in provisional sales/purchases contracts [Member] | Fair Value, Inputs, Level 2 [Member]
Derivatives:
Derivative Liability	[2],[5]	24	81
Fair Value, Measurements, Recurring [Member] | Embedded derivatives in provisional sales/purchases contracts [Member] | Fair Value, Inputs, Level 3 [Member]
Derivatives:
Derivative Liability	[2],[5]	0	0
Fair Value, Measurements, Recurring [Member] | Copper futures and swap contracts [Member] | Fair Value, Inputs, Level 1 [Member]
Derivatives:
Derivative Liability	[2],[5]	3	7
Fair Value, Measurements, Recurring [Member] | Copper futures and swap contracts [Member] | Fair Value, Inputs, Level 2 [Member]
Derivatives:
Derivative Liability	[2],[5]	3	4
Fair Value, Measurements, Recurring [Member] | Copper futures and swap contracts [Member] | Fair Value, Inputs, Level 3 [Member]
Derivatives:
Derivative Liability	[2],[5]	0	0
Fair Value, Measurements, Recurring [Member] | Copper forward contracts [Member] | Fair Value, Inputs, Level 1 [Member]
Derivatives:
Derivative Liability	[2],[5]	2
Fair Value, Measurements, Recurring [Member] | Copper forward contracts [Member] | Fair Value, Inputs, Level 2 [Member]
Derivatives:
Derivative Liability	[2],[5]	0
Fair Value, Measurements, Recurring [Member] | Copper forward contracts [Member] | Fair Value, Inputs, Level 3 [Member]
Derivatives:
Derivative Liability	[2],[5]	0
Fair Value, Measurements, Recurring [Member] | Money market funds [Member] | Fair Value, Inputs, Level 1 [Member]
Investment securities (current and long-term):
Investment securities	[1],[2]	22	21
Legally restricted funds (long-term):
Legally restricted funds	[1],[2],[3],[4]	7	7
Fair Value, Measurements, Recurring [Member] | Money market funds [Member] | Fair Value, Inputs, Level 2 [Member]
Investment securities (current and long-term):
Investment securities	[1],[2]	0	0
Legally restricted funds (long-term):
Legally restricted funds	[1],[2],[3],[4]	0	0
Fair Value, Measurements, Recurring [Member] | Money market funds [Member] | Fair Value, Inputs, Level 3 [Member]
Investment securities (current and long-term):
Investment securities	[1],[2]	0	0
Legally restricted funds (long-term):
Legally restricted funds	[1],[2],[3],[4]	0	0
Fair Value, Measurements, Recurring [Member] | Equity securities [Member] | Fair Value, Inputs, Level 1 [Member]
Investment securities (current and long-term):
Investment securities	[1],[2]	4	3
Fair Value, Measurements, Recurring [Member] | Equity securities [Member] | Fair Value, Inputs, Level 2 [Member]
Investment securities (current and long-term):
Investment securities	[1],[2]	0	0
Fair Value, Measurements, Recurring [Member] | Equity securities [Member] | Fair Value, Inputs, Level 3 [Member]
Investment securities (current and long-term):
Investment securities	[1],[2]	0	0
Fair Value, Measurements, Recurring [Member] | Government bonds and notes [Member] | Fair Value, Inputs, Level 1 [Member]
Legally restricted funds (long-term):
Legally restricted funds	[1],[2],[3],[4]	0	0
Fair Value, Measurements, Recurring [Member] | Government bonds and notes [Member] | Fair Value, Inputs, Level 2 [Member]
Legally restricted funds (long-term):
Legally restricted funds	[1],[2],[3],[4]	33	37
Fair Value, Measurements, Recurring [Member] | Government bonds and notes [Member] | Fair Value, Inputs, Level 3 [Member]
Legally restricted funds (long-term):
Legally restricted funds	[1],[2],[3],[4]	0	0
Fair Value, Measurements, Recurring [Member] | Government mortgage-backed securities [Member] | Fair Value, Inputs, Level 1 [Member]
Legally restricted funds (long-term):
Legally restricted funds	[1],[2],[3],[4]	0	0
Fair Value, Measurements, Recurring [Member] | Government mortgage-backed securities [Member] | Fair Value, Inputs, Level 2 [Member]
Legally restricted funds (long-term):
Legally restricted funds	[1],[2],[3],[4]	32	28
Fair Value, Measurements, Recurring [Member] | Government mortgage-backed securities [Member] | Fair Value, Inputs, Level 3 [Member]
Legally restricted funds (long-term):
Legally restricted funds	[1],[2],[3],[4]	0	0
Fair Value, Measurements, Recurring [Member] | Corporate bonds [Member] | Fair Value, Inputs, Level 1 [Member]
Legally restricted funds (long-term):
Legally restricted funds	[1],[2],[3],[4]	0	0
Fair Value, Measurements, Recurring [Member] | Corporate bonds [Member] | Fair Value, Inputs, Level 2 [Member]
Legally restricted funds (long-term):
Legally restricted funds	[1],[2],[3],[4]	29	26
Fair Value, Measurements, Recurring [Member] | Corporate bonds [Member] | Fair Value, Inputs, Level 3 [Member]
Legally restricted funds (long-term):
Legally restricted funds	[1],[2],[3],[4]	0	0
Fair Value, Measurements, Recurring [Member] | Asset-backed securities [Member] | Fair Value, Inputs, Level 1 [Member]
Legally restricted funds (long-term):
Legally restricted funds	[1],[2],[3],[4]	0	0
Fair Value, Measurements, Recurring [Member] | Asset-backed securities [Member] | Fair Value, Inputs, Level 2 [Member]
Legally restricted funds (long-term):
Legally restricted funds	[1],[2],[3],[4]	14	13
Fair Value, Measurements, Recurring [Member] | Asset-backed securities [Member] | Fair Value, Inputs, Level 3 [Member]
Legally restricted funds (long-term):
Legally restricted funds	[1],[2],[3],[4]	0	0
Fair Value, Measurements, Recurring [Member] | Collateralized mortgage-backed securities [Member] | Fair Value, Inputs, Level 1 [Member]
Legally restricted funds (long-term):
Legally restricted funds	[1],[2],[3],[4]	0	0
Fair Value, Measurements, Recurring [Member] | Collateralized mortgage-backed securities [Member] | Fair Value, Inputs, Level 2 [Member]
Legally restricted funds (long-term):
Legally restricted funds	[1],[2],[3],[4]	7	7
Fair Value, Measurements, Recurring [Member] | Collateralized mortgage-backed securities [Member] | Fair Value, Inputs, Level 3 [Member]
Legally restricted funds (long-term):
Legally restricted funds	[1],[2],[3],[4]	0	0
Fair Value, Measurements, Recurring [Member] | Municipal bonds [Member] | Fair Value, Inputs, Level 1 [Member]
Legally restricted funds (long-term):
Legally restricted funds	[1],[2],[3],[4]	0	0
Fair Value, Measurements, Recurring [Member] | Municipal bonds [Member] | Fair Value, Inputs, Level 2 [Member]
Legally restricted funds (long-term):
Legally restricted funds	[1],[2],[3],[4]	1	1
Fair Value, Measurements, Recurring [Member] | Municipal bonds [Member] | Fair Value, Inputs, Level 3 [Member]
Legally restricted funds (long-term):
Legally restricted funds	[1],[2],[3],[4]	0	0
Fair Value, Measurements, Recurring [Member] | Embedded derivatives in provisional sales/purchases contracts [Member] | Fair Value, Inputs, Level 1 [Member]
Derivatives:
Derivative assets	[2],[5]	0	0
Fair Value, Measurements, Recurring [Member] | Embedded derivatives in provisional sales/purchases contracts [Member] | Fair Value, Inputs, Level 2 [Member]
Derivatives:
Derivative assets	[2],[5]	66	19
Fair Value, Measurements, Recurring [Member] | Embedded derivatives in provisional sales/purchases contracts [Member] | Fair Value, Inputs, Level 3 [Member]
Derivatives:
Derivative assets	[2],[5]	0	0
Fair Value, Measurements, Recurring [Member] | Copper futures and swap contracts [Member] | Fair Value, Inputs, Level 1 [Member]
Derivatives:
Derivative assets	[2],[5]	3	1
Fair Value, Measurements, Recurring [Member] | Copper futures and swap contracts [Member] | Fair Value, Inputs, Level 2 [Member]
Derivatives:
Derivative assets	[2],[5]	1	0
Fair Value, Measurements, Recurring [Member] | Copper futures and swap contracts [Member] | Fair Value, Inputs, Level 3 [Member]
Derivatives:
Derivative assets	[2],[5]	0	0
Reported Value Measurement [Member] | Fair Value, Measurements, Recurring [Member]
Investment securities (current and long-term):
Investment securities	[1],[2]	49	47
Legally restricted funds (long-term):
Legally restricted funds	[1],[2],[3],[4]	176	171
Derivatives:
Derivative assets	[2],[5]	70	20
Derivatives:
Derivative Liability	[2],[5]	32	92
Long-term debt, including current portion	[6]	20,777	20,428
Reported Value Measurement [Member] | Fair Value, Measurements, Recurring [Member] | Embedded derivatives in provisional sales/purchases contracts [Member]
Derivatives:
Derivative Liability	[2],[5]	24	81
Reported Value Measurement [Member] | Fair Value, Measurements, Recurring [Member] | Copper futures and swap contracts [Member]
Derivatives:
Derivative Liability	[2],[5]	6	11
Reported Value Measurement [Member] | Fair Value, Measurements, Recurring [Member] | Copper forward contracts [Member]
Derivatives:
Derivative Liability	[2],[5]	2
Reported Value Measurement [Member] | Fair Value, Measurements, Recurring [Member] | U.S. core fixed income fund [Member]
Investment securities (current and long-term):
Investment securities	[1],[2]	23	23
Legally restricted funds (long-term):
Legally restricted funds	[1],[2],[3],[4]	53	52
Reported Value Measurement [Member] | Fair Value, Measurements, Recurring [Member] | Money market funds [Member]
Investment securities (current and long-term):
Investment securities	[1],[2]	22	21
Legally restricted funds (long-term):
Legally restricted funds	[1],[2],[3],[4]	7	7
Reported Value Measurement [Member] | Fair Value, Measurements, Recurring [Member] | Equity securities [Member]
Investment securities (current and long-term):
Investment securities	[1],[2]	4	3
Reported Value Measurement [Member] | Fair Value, Measurements, Recurring [Member] | Government bonds and notes [Member]
Legally restricted funds (long-term):
Legally restricted funds	[1],[2],[3],[4]	33	37
Reported Value Measurement [Member] | Fair Value, Measurements, Recurring [Member] | Government mortgage-backed securities [Member]
Legally restricted funds (long-term):
Legally restricted funds	[1],[2],[3],[4]	32	28
Reported Value Measurement [Member] | Fair Value, Measurements, Recurring [Member] | Corporate bonds [Member]
Legally restricted funds (long-term):
Legally restricted funds	[1],[2],[3],[4]	29	26
Reported Value Measurement [Member] | Fair Value, Measurements, Recurring [Member] | Asset-backed securities [Member]
Legally restricted funds (long-term):
Legally restricted funds	[1],[2],[3],[4]	14	13
Reported Value Measurement [Member] | Fair Value, Measurements, Recurring [Member] | Collateralized mortgage-backed securities [Member]
Legally restricted funds (long-term):
Legally restricted funds	[1],[2],[3],[4]	7	7
Reported Value Measurement [Member] | Fair Value, Measurements, Recurring [Member] | Municipal bonds [Member]
Legally restricted funds (long-term):
Legally restricted funds	[1],[2],[3],[4]	1	1
Reported Value Measurement [Member] | Fair Value, Measurements, Recurring [Member] | Embedded derivatives in provisional sales/purchases contracts [Member]
Derivatives:
Derivative assets	[2],[5]	66	19
Reported Value Measurement [Member] | Fair Value, Measurements, Recurring [Member] | Copper futures and swap contracts [Member]
Derivatives:
Derivative assets	[2],[5]	4	1
Reported Value Measurement [Member] | Other Current Assets [Member] | Fair Value, Measurements, Recurring [Member] | Time Deposits [Member]
Investment securities (current and long-term):
Investment securities		29	28
Reported Value Measurement [Member] | Other Assets [Member] | Fair Value, Measurements, Recurring [Member] | Time Deposits [Member]
Derivatives:
Escrow Deposit Disbursements Related to Property Acquisition		119	118
Estimate of Fair Value Measurement [Member] | Fair Value, Measurements, Recurring [Member]
Investment securities (current and long-term):
Investment securities	[1],[2]	49	47
Legally restricted funds (long-term):
Legally restricted funds	[1],[2],[3],[4]	176	171
Derivatives:
Derivative assets	[2],[5]	70	20
Total assets		295	238
Derivatives:
Derivative Liability	[2],[5]	32	92
Long-term debt, including current portion	[6]	16,679	13,987
Total liabilities		16,711	14,079
Estimate of Fair Value Measurement [Member] | Fair Value, Measurements, Recurring [Member] | Embedded derivatives in provisional sales/purchases contracts [Member]
Derivatives:
Derivative Liability	[2],[5]	24	81
Estimate of Fair Value Measurement [Member] | Fair Value, Measurements, Recurring [Member] | Copper futures and swap contracts [Member]
Derivatives:
Derivative Liability	[2],[5]	6	11
Estimate of Fair Value Measurement [Member] | Fair Value, Measurements, Recurring [Member] | Copper forward contracts [Member]
Derivatives:
Derivative Liability	[2],[5]	2
Estimate of Fair Value Measurement [Member] | Fair Value, Measurements, Recurring [Member] | U.S. core fixed income fund [Member]
Investment securities (current and long-term):
Investment securities	[1],[2]	23	23
Legally restricted funds (long-term):
Legally restricted funds	[1],[2],[3],[4]	53	52
Estimate of Fair Value Measurement [Member] | Fair Value, Measurements, Recurring [Member] | Money market funds [Member]
Investment securities (current and long-term):
Investment securities	[1],[2]	22	21
Legally restricted funds (long-term):
Legally restricted funds	[1],[2],[3],[4]	7	7
Estimate of Fair Value Measurement [Member] | Fair Value, Measurements, Recurring [Member] | Equity securities [Member]
Investment securities (current and long-term):
Investment securities	[1],[2]	4	3
Estimate of Fair Value Measurement [Member] | Fair Value, Measurements, Recurring [Member] | Government bonds and notes [Member]
Legally restricted funds (long-term):
Legally restricted funds	[1],[2],[3],[4]	33	37
Estimate of Fair Value Measurement [Member] | Fair Value, Measurements, Recurring [Member] | Government mortgage-backed securities [Member]
Legally restricted funds (long-term):
Legally restricted funds	[1],[2],[3],[4]	32	28
Estimate of Fair Value Measurement [Member] | Fair Value, Measurements, Recurring [Member] | Corporate bonds [Member]
Legally restricted funds (long-term):
Legally restricted funds	[1],[2],[3],[4]	29	26
Estimate of Fair Value Measurement [Member] | Fair Value, Measurements, Recurring [Member] | Asset-backed securities [Member]
Legally restricted funds (long-term):
Legally restricted funds	[1],[2],[3],[4]	14	13
Estimate of Fair Value Measurement [Member] | Fair Value, Measurements, Recurring [Member] | Collateralized mortgage-backed securities [Member]
Legally restricted funds (long-term):
Legally restricted funds	[1],[2],[3],[4]	7	7
Estimate of Fair Value Measurement [Member] | Fair Value, Measurements, Recurring [Member] | Municipal bonds [Member]
Legally restricted funds (long-term):
Legally restricted funds	[1],[2],[3],[4]	1	1
Estimate of Fair Value Measurement [Member] | Fair Value, Measurements, Recurring [Member] | Embedded derivatives in provisional sales/purchases contracts [Member]
Derivatives:
Derivative assets	[2],[5]	66	19
Estimate of Fair Value Measurement [Member] | Fair Value, Measurements, Recurring [Member] | Copper futures and swap contracts [Member]
Derivatives:
Derivative assets	[2],[5]	4	1
Net Asset Value [Member] | Fair Value, Measurements, Recurring [Member]
Investment securities (current and long-term):
Investment securities	[1],[2]	23	23
Legally restricted funds (long-term):
Legally restricted funds	[1],[2],[3],[4]	53	52
Derivatives:
Derivative assets	[2],[5]	0	0
Total assets		76	75
Derivatives:
Derivative Liability	[2],[5]	0	0
Long-term debt, including current portion	[6]	0	0
Total liabilities		0	0
Net Asset Value [Member] | Fair Value, Measurements, Recurring [Member] | Embedded derivatives in provisional sales/purchases contracts [Member]
Derivatives:
Derivative Liability	[2],[5]	0	0
Net Asset Value [Member] | Fair Value, Measurements, Recurring [Member] | Copper futures and swap contracts [Member]
Derivatives:
Derivative Liability	[2],[5]	0	0
Net Asset Value [Member] | Fair Value, Measurements, Recurring [Member] | Copper forward contracts [Member]
Derivatives:
Derivative Liability	[2],[5]	0
Net Asset Value [Member] | Fair Value, Measurements, Recurring [Member] | U.S. core fixed income fund [Member]
Investment securities (current and long-term):
Investment securities	[1],[2]	23	23
Legally restricted funds (long-term):
Legally restricted funds	[1],[2],[3],[4]	53	52
Net Asset Value [Member] | Fair Value, Measurements, Recurring [Member] | Money market funds [Member]
Investment securities (current and long-term):
Investment securities	[1],[2]	0	0
Legally restricted funds (long-term):
Legally restricted funds	[1],[2],[3],[4]	0	0
Net Asset Value [Member] | Fair Value, Measurements, Recurring [Member] | Equity securities [Member]
Investment securities (current and long-term):
Investment securities	[1],[2]	0	0
Net Asset Value [Member] | Fair Value, Measurements, Recurring [Member] | Government bonds and notes [Member]
Legally restricted funds (long-term):
Legally restricted funds	[1],[2],[3],[4]	0	0
Net Asset Value [Member] | Fair Value, Measurements, Recurring [Member] | Government mortgage-backed securities [Member]
Legally restricted funds (long-term):
Legally restricted funds	[1],[2],[3],[4]	0	0
Net Asset Value [Member] | Fair Value, Measurements, Recurring [Member] | Corporate bonds [Member]
Legally restricted funds (long-term):
Legally restricted funds	[1],[2],[3],[4]	0	0
Net Asset Value [Member] | Fair Value, Measurements, Recurring [Member] | Asset-backed securities [Member]
Legally restricted funds (long-term):
Legally restricted funds	[1],[2],[3],[4]	0	0
Net Asset Value [Member] | Fair Value, Measurements, Recurring [Member] | Collateralized mortgage-backed securities [Member]
Legally restricted funds (long-term):
Legally restricted funds	[1],[2],[3],[4]	0	0
Net Asset Value [Member] | Fair Value, Measurements, Recurring [Member] | Municipal bonds [Member]
Legally restricted funds (long-term):
Legally restricted funds	[1],[2],[3],[4]	0	0
Net Asset Value [Member] | Fair Value, Measurements, Recurring [Member] | Embedded derivatives in provisional sales/purchases contracts [Member]
Derivatives:
Derivative assets	[2],[5]	0	0
Net Asset Value [Member] | Fair Value, Measurements, Recurring [Member] | Copper futures and swap contracts [Member]
Derivatives:
Derivative assets	[2],[5]	$ 0	$ 0

[1]	Current portion included in other current assets and long-term portion included in other assets.
[2]	Recorded at fair value.
[3]	Excludes time deposits (which approximated fair value) included in other assets of $119 million at March 31, 2016, and $118 million at December 31, 2015, associated with an assurance bond to support PT Freeport Indonesia's (PT-FI) commitment for smelter development in Indonesia.
[4]	Excludes time deposits (which approximated fair value) included in other current assets of $29 million at March 31, 2016, and$28 million at December 31, 2015
[5]	Refer to Note 6 for further discussion and balance sheet classifications.
[6]	Recorded at cost except for debt assumed in acquisitions, which were recorded at fair value at the respective acquisition dates.